December 6, 2013

EDGAR FILING

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Calvert Variable Series, Inc.

Calvert VP SRI Balanced Portfolio (Class I)

Ladies and Gentlemen:

Pursuant to Rule 497 under the Securities Act of 1933, transmitted on behalf of the above-referenced Registrant are exhibits containing certain risk/return summary information in interactive data format for the above-referenced Portfolio, in connection with the prospectus supplement filed for the Portfolio on September 19, 2013, pursuant to Rule 497(e) – SEC Accession No. 0000708950-13-000027.

If you have any questions or comments concerning the foregoing, please call me at 301-657-7045.

Sincerely,

/s/ Lancelot A. King
Lancelot A. King